Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover page
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	Flying Eagle Acquisition Corp.
Entity Central Index Key	0001801661
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false